Pensions and Other Employee Benefits - Cash Contributions and Expenses under Multi-Employer Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Contributions by L-3 Communications	$ 21	$ 20	$ 19
Other Pension Funds [Member]
Multiemployer Plans [Line Items]
Contributions by L-3 Communications
IAM National Pension Fund [Member]
Multiemployer Plans [Line Items]
Contributions by L-3 Communications	$ 21	$ 20	$ 19
EIN/Pension Plan Number	51-6031295/002
Pension Protection Act Zone Status	Green	Green
FIP/RP Status Pending/Implemented	No
Surcharge Imposed	No
Expiration Date of Collective-Bargaining Agreement, First	Feb. 14, 2014
Expiration Date of Collective-Bargaining Agreement, Last	Jan. 29, 2016